Critical accounting estimates and judgments - Key Assumptions (Details)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of information for cash-generating units [line items]
Future pricing increases (as a percent)	0.11%	0.11%
Future cost increases (as a percent)	0.78%	3.11%
Discount rates (as a percent)	7.00%	8.00%
Perpetuity growth rate (as a percent)	1.00%	2.00%
UMA
Disclosure of information for cash-generating units [line items]
Financial projections (in years)	4 years	4 years
AVI
Disclosure of information for cash-generating units [line items]
Financial projections (in years)	7 years	7 years
Bottom of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates (as a percent)	0.00%	0.00%
Top of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates (as a percent)	1.00%	1.00%